Variable Portfolio – Partners International Core Equity Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Austria 1.9%
Erste Group Bank AG	313,917	33,910,973
Brazil 1.4%
MercadoLibre, Inc.(a)	14,744	25,492,671
Canada 2.9%
Kinross Gold Corp.	554,342	16,918,518
Toronto-Dominion Bank (The)	360,956	33,711,023
Total		50,629,541
China 3.1%
Contemporary Amperex Technology Co., Ltd., Class A	618,881	36,616,752
Tencent Music Entertainment Group, ADR	1,883,212	17,476,208
Total		54,092,960
France 8.4%
Legrand SA	254,502	39,538,062
LVMH Moet Hennessy Louis Vuitton SE	63,201	34,548,803
Safran SA	102,684	33,601,215
Schneider Electric SE	149,254	40,021,398
Total		147,709,478
Germany 6.2%
Beiersdorf AG	223,936	20,129,015
SAP SE	284,721	48,539,989
Siemens AG, Registered Shares	168,681	41,096,442
Total		109,765,446
Hong Kong 2.2%
AIA Group Ltd.	3,533,000	39,256,321
Japan 17.3%
Fast Retailing Co., Ltd.	97,300	38,443,854
Hoya Corp.	247,000	42,820,027
ITOCHU Corp.	3,245,300	41,281,811
Mitsubishi UFJ Financial Group, Inc.	2,540,300	43,017,275
MS&AD Insurance Group Holdings, Inc.	1,829,800	47,749,688
Recruit Holdings Co., Ltd.	458,500	19,976,831
Shimano, Inc.	185,200	19,335,411
SoftBank Group Corp.	720,500	17,543,996
Common Stocks (continued)
Issuer	Shares	Value ($)
Sony Group Corp.	1,689,800	35,220,056
Total		305,388,949
Netherlands 8.0%
ASML Holding NV	64,680	86,008,660
Shell PLC	1,159,821	54,234,527
Total		140,243,187
Norway 1.8%
DNB Bank ASA	1,019,275	31,891,746
Singapore 2.9%
Sea Ltd. ADR(a)	164,337	13,608,747
Singapore Telecommunications Ltd.	9,626,200	36,986,411
Total		50,595,158
Spain 1.5%
Bankinter SA	1,652,303	26,168,147
Sweden 1.8%
Svenska Handelsbanken AB, Class A	2,469,939	32,562,994
Switzerland 7.7%
Chocoladefabriken Lindt & Spruengli AG	3,052	42,856,132
Cie Financiere Richemont SA, Class A, Registered Shares	250,561	44,240,588
Lonza Group AG, Registered Shares	46,655	29,930,051
Straumann Holding AG, Registered Shares	183,818	19,231,614
Total		136,258,385
Taiwan 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	113,601	38,391,458
United Arab Emirates —%
NMC Health PLC(a),(b),(c)	293,698	0
United Kingdom 21.4%
AstraZeneca PLC	360,955	70,581,140
BAE Systems PLC	1,490,059	43,686,304
Haleon PLC	8,290,873	41,031,486
HSBC Holdings PLC	2,773,283	45,544,499
London Stock Exchange Group PLC	371,652	43,887,554
Reckitt Benckiser Group PLC	549,372	36,939,962
RELX PLC	1,024,687	33,571,174

Variable Portfolio – Partners International Core Equity Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Core Equity Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sage Group PLC (The)	2,374,328	26,605,277
Unilever PLC	629,311	34,548,790
Total		376,396,186
United States 7.0%
ARM Holdings PLC, ADR(a)	222,163	33,608,819
Liberty Media Corp.-Liberty Formula One, Class C(a)	286,995	24,400,315
Roche Holding Ag	162,510	64,856,253
Total		122,865,387
Total Common Stocks (Cost $1,425,732,063)		1,721,618,987

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(d),(e)	23,638,755	23,629,300
Total Money Market Funds (Cost $23,631,857)		23,629,300
Total Investments in Securities (Cost $1,449,363,920)		1,745,248,287
Other Assets & Liabilities, Net		17,423,700
Net Assets		$1,762,671,987
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	24,304,326	104,446,677	(105,120,583)	(1,120)	23,629,300	544	174,278	23,638,755
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Partners International Core Equity Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7054_(05/26)